Note 8 - Income (loss) Per Share - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

8. Loss Per Share

A reconciliation of the numerator and denominator of basic and diluted loss per share is provided as follows, in thousands, except per share amounts:

	Three-Months Ended September 30,		Nine-Months Ended September 30,
	2013	2012	2013	2012
Numerator for basic and diluted loss per share:
Loss from continuing operations	$(5,506)	$(440)	$(8,358)	$(875)

Denominator for basic and diluted loss per share:
Basic and diluted weighted-average shares outstanding (1)(2)	9,190	7,021	8,342	6,363

Loss per share— basic and diluted:
Total — basic and diluted	$(0.60)	$(0.06)	$(1.00)	$(0.14)

(1)

Basic and diluted loss per common share has been computed by dividing the loss by the weighted average number of common shares outstanding, and the Series C preferred shares which are automatically convertible into common shares on the effectiveness of the Reverse Split, for the period.

(2)

The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at September 30, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	September 30, 2013	September 30, 2012
	(in thousands)
Stock options	2,634	1,493
Warrants	436	135
Shares issuable upon conversion of convertible notes payable	2,337	417
	5,407	2,045

9. Loss Per Share

A reconciliation of the numerator and denominator of basic and diluted loss per share is provided as follows, in thousands, except per share amounts:

	For the Year Ended December 31, 2012	For the Period from December 31, 2011 (Inception) to December 2011
Numerator for basic and diluted loss per share:
Loss from continuing operations	$(1,605)	$(18)
Denominator for basic and diluted loss per share:
Basic and diluted weighted-average shares outstanding (1)	6,529	—
Loss per share — basic and diluted
Total — basic and diluted	$(0.25)	$(0.00)

(1)The following stock options and warrants and shares issuable upon conversion of convertible notes payable outstanding at December 31, 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	December 31, 2012	December 31, 2011
	(in thousands)
Stock options	1,531	—
Warrants	218	—
Shares issuable upon conversion of convertible notes payable	2,308	—
	4,057	—